Subsequent Events	12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025
Subsequent event
Subsequent Events
13.	SUBSEQUENT EVENTS

The Company evaluated all events and transactions occurring subsequent to November 30, 2025, through the date the financial statements were issued for items requiring adjustment to or disclosure in the accompanying financial statements and notes to the financial statements noting no such events or transactions other than those described below.

On December 17, 2025, the Company, as a co-registrant with PubCo, filed an amended Form S-4 with the SEC in respect of the “de-SPAC” transaction in accordance with the Amended BCA.

On January 9, 2026, the Company, as a co-registrant with PubCo, filed an amended Form S-4 with the SEC in respect of the “de-SPAC” transaction in accordance with the Amended BCA.

CIK_0001843477_Spring Valley Acquisition Corp. II
Subsequent event
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any other subsequent events, other than the below, that would have required adjustment or disclosure in the consolidated financial statements.

On February 23, 2026, the Company held an extraordinary general meeting of shareholders (the “meeting”), at which the Companys shareholders considered and voted in favor of, among other matters, a proposal to approve and adopt the Merger Agreement and the Business Combination with Eagle Energy. On February 24, 2026, the parties to the Merger Agreement consummated the Business Combination.